DEBT - Total Debt (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt
Long-term debt, current portion	CAD 27,656	CAD 29,539
Long-term debt, non-current portion	644,723	739,286
Total debt	672,379	768,825
Line of Credit
Debt
Long-term debt, non-current portion		23,226
Senior Notes
Debt
Long-term debt, current portion	27,656	29,539
Long-term debt, non-current portion	644,723	CAD 716,060
Total debt	CAD 672,379